Jan. 19, 2017
COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

COMMUNITY CAPITAL TRUST

The Community Reinvestment Act Qualified Investment Fund

(the “Fund”)

CRA Shares (CRAIX)

Institutional Shares (CRANX)

Retail Shares (CRATX)

Supplement dated January 19, 2017

to the

Prospectuses

dated October 1, 2016

The disclosure describing the investment objective of the Fund on the front cover page and the sections entitled “Fund Summary – Investment Objective” and “Investment Objective and Fund Investments – Investment Objective” of the Prospectus is superseded and replaced with the following:

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977.  The Community Reinvestment Act of 1977 is intended to encourage depository institutions to help meet the credit needs of their entire communities, including low- and moderate income neighborhoods, and CRA regulators encourage institutions to make sustainable, responsible and impactful investments.

Please keep this Prospectus Supplement with your records.